UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

NorthPointe Large Cap Value Fund

Annual Report	October 31, 2018

Investment Adviser: NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

The Fund files their complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-866-330-1111; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018
(Unaudited)

Dear Fellow Shareholders:

Thank you for your interest in the NorthPointe Large Cap Value Mutual Fund. The Fund continues to attract new assets. Several institutional investors have referenced the long-term history of the portfolio management team as a factor in their investment decision. We remain committed to our well-established investment process as we navigate challenging investment environments.

Performance

For the period November 1, 2017 to October 31, 2018 the NorthPointe Large Cap Value Fund’s Institutional Share Class returned 1.41% versus the 3.03% return of the Russell 1000® Value Index, the fund’s benchmark. The NorthPointe Large Cap Value Fund’s Investor Share Class returned 1.18% for the same period.

Commentary

The Large Cap Value Fund’s continued emphasis on value, quality and momentum serve as the foundation for long-term success. The benchmark relative performance was driven by stock selection, as is our persistent intent. Strong performance in the health care, utilities, and real estate sectors helped to offset challenges in information technology materials and consumer discretionary. Standout performers over the last year include Valero Energy, a petroleum refiner, and XPO Logistics, a leader in supply chain solutions. We remain committed to buying and holding our highest ranked stocks and selling our lowest ranked stocks. The NorthPointe Large Cap Value team was an early adopter of evidence or factor-based investing and we continue to be innovators in this dynamic process.

Outlook

The Fund is well positioned to take advantage of very attractive valuations as the portfolios’ forward valuations trade at a discount to its benchmark. We remain focused on finding unique companies that can grow their business and whose stock price trades below its intrinsic value.

Respectfully submitted,

The NorthPointe Capital Portfolio Management Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018
(Unaudited)

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, including loss of principal, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

Definition of the Comparative Index

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2018 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the NorthPointe Large Cap Value Fund, Institutional or Investor Class Shares, versus the Russell 1000 Value Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEARS ENDED OCTOBER 31, 2018*
	One Year Return(1)	3 Year Return(1)	Annualized Inception to Date(1)
Institutional Shares	1.41%	7.17%	6.93%
Investor Shares	1.18%	6.95%	6.73%
Russell 1000 Value Index	3.03%	8.88%	7.62%

*	Commenced operations on March 25, 2014.

(1)	If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2018

SECTOR WEIGHTINGS (UNAUDITED)†:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.8%‡

	Shares	Value

COMMUNICATION SERVICES — 5.6%
AT&T	26,365	$808,878
Comcast, Cl A	13,956	532,282
Verizon Communications	14,245	813,247
Viacom, Cl B	15,318	489,870

		2,644,277

CONSUMER DISCRETIONARY — 6.0%
American Eagle Outfitters	19,825	457,164
Darden Restaurants	2,793	297,594
Ford Motor	27,038	258,213
General Motors	18,839	689,319
Lear	2,151	285,868
Polaris Industries	4,452	396,139
Ralph Lauren, Cl A	3,757	486,945

		2,871,242

CONSUMER STAPLES — 7.5%
Altria Group	8,223	534,824
Archer-Daniels-Midland	14,703	694,717
Molson Coors Brewing, Cl B	5,169	330,816
Procter & Gamble	9,975	884,583
Tyson Foods, Cl A	9,285	556,357
Walgreens Boots Alliance	7,070	563,974

		3,565,271

ENERGY — 9.9%
Baker Hughes a GE	14,632	390,528
Chevron	10,477	1,169,757
ConocoPhillips	6,110	427,089

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

ENERGY — continued
ExxonMobil	12,244	$975,602
Marathon Petroleum	7,102	500,336
National Oilwell Varco	8,453	311,070
Phillips 66	3,475	357,300
Valero Energy	6,280	572,045

		4,703,727

FINANCIALS — 23.6%
Allstate	5,529	529,236
Bank of America	27,456	755,040
Berkshire Hathaway, Cl B *	6,759	1,387,488
Capital One Financial	6,660	594,738
Citigroup	9,437	617,746
Commerce Bancshares	9,198	584,993
Goldman Sachs Group	3,866	871,280
JPMorgan Chase	16,978	1,850,942
Lincoln National	8,045	484,228
LPL Financial Holdings	8,596	529,514
Popular	12,573	653,922
Prudential Financial	6,410	601,130
Synchrony Financial	9,630	278,114
TD Ameritrade Holding	9,964	515,338
Unum Group	16,611	602,315
Wells Fargo	6,663	354,671

		11,210,695

HEALTH CARE — 15.6%
AbbVie	3,208	249,743
ABIOMED *	1,620	552,744
Anthem	2,089	575,665
Cigna	3,753	802,429
CVS Health	12,567	909,725
Globus Medical, Cl A *	10,974	579,976
Johnson & Johnson	5,838	817,262
Merck	16,098	1,184,974
Pfizer	30,606	1,317,894
Thermo Fisher Scientific	1,871	437,159

		7,427,571

INDUSTRIALS — 7.0%
AGCO	7,759	434,815

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — continued
General Electric	38,925	$393,142
GrafTech International	18,145	324,433
Oshkosh	5,080	285,191
Owens Corning	5,179	244,811
Textron	7,885	422,873
United Continental Holdings *	4,777	408,481
United Rentals *	2,977	357,448
XPO Logistics *	5,221	466,653

		3,337,847

INFORMATION TECHNOLOGY — 9.5%
Adobe *	1,983	487,342
Akamai Technologies *	8,255	596,423
Cisco Systems	30,457	1,393,408
Hewlett Packard Enterprise	29,473	449,463
Intel	16,884	791,522
Microsoft	3,938	420,618
QUALCOMM	6,327	397,905

		4,536,681

MATERIALS — 3.4%
Alcoa *	9,453	330,760
Huntsman	23,628	516,981
Reliance Steel & Aluminum	3,625	286,085
Westlake Chemical	3,650	260,245
WestRock	5,029	216,096

		1,610,167

REAL ESTATE — 4.8%
Host Hotels & Resorts REIT	29,842	570,281
Life Storage REIT	5,813	547,352
STORE Capital REIT	19,063	553,399
VICI Properties REIT	27,561	595,042

		2,266,074

UTILITIES — 5.9%
Entergy	7,473	627,358
Evergy	11,363	636,215
Exelon	17,463	765,054

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
Public Service Enterprise Group	14,285	$763,247

		2,791,874

TOTAL COMMON STOCK (Cost $44,742,486)		46,965,426

SHORT-TERM INVESTMENT — 1.1%

SEI Daily Income Trust Government Fund, Cl F, 1.960% (A) (Cost $534,287)	534,287	534,287

TOTAL INVESTMENTS— 99.9% (Cost $45,276,773)		$47,499,713

Percentages are based on Net Assets of $47,546,899.
*	Non-income producing security.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	The rate shown is the 7-day effective yield as of October 31, 2018.

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the year ended October 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the year ended October 31, 2018, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $45,276,773)	$47,499,713
Dividends Receivable	58,416
Receivable due from Adviser	48,865
Receivable for Capital Shares Sold	13,779
Prepaid Expenses	5,841

Total Assets	47,626,614

Liabilities:
Payable due to Administrator	10,617
Payable for Capital Shares Redeemed	9,072
Payable due to Adviser	8,944
Chief Compliance Officer Fees Payable	3,626
Payable due to Trustees	579
Other Accrued Expenses	46,877

Total Liabilities	79,715

Net Assets	$47,546,899

Net Assets Consist of:
Paid-in Capital	$40,888,958
Total distributable earnings	6,657,941

Net Assets	$47,546,899

Institutional Shares:
Net Assets	$21,459,416
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,690,877
Net Asset Value, Offering and Redemption Price Per Share*	$12.69

Investor Shares:
Net Assets	$26,087,483
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,063,744
Net Asset Value, Offering and Redemption Price Per Share*	$12.64

*	Redemption price per share may vary depending on length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

STATEMENT OF OPERATIONS

Investment Income
Dividends	$1,131,431

Total Investment Income	1,131,431

Expenses
Investment Advisory Fees	170,311
Administration Fees	125,002
Shareholder Servicing Fees (Investor Class Shares)	60,665
Trustees’ Fees	17,494
Chief Compliance Officer Fees	7,278
Transfer Agent Fees	71,114
Legal Fees	37,419
Audit Fees	21,304
Registration Fees	14,054
Printing Fees	13,035
Custodian Fees	5,000
Insurance and Other Expenses	23,556

Total Expenses	566,232

Less:
Waiver of Investment Advisory Fees	(165,132)

Net Expenses	401,100

Net Investment Income	730,331

Net Realized Gain on Investments	3,900,597
Net Change in Unrealized Depreciation on Investments	(3,926,605)

Net Realized and Unrealized Loss on Investments	(26,008)

Net Increase in Net Assets Resulting from Operations	$704,323

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Income	$730,331	$542,508
Net Realized Gain on Investments	3,900,597	1,740,039
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,926,605)	5,517,973

Net Increase in Net Assets Resulting from Operations	704,323	7,800,520

Distributions(1)
Institutional Shares	(877,829)	(210,612)
Investor Shares	(1,145,218)	(251,869)

Total Distributions	(2,023,047)	(462,481)

Capital Share Transactions:(2)
Institutional Shares
Issued	4,450,804	2,642,341
Reinvestment of Distributions	877,828	210,611
Redeemed	(3,259,764)	(3,508,224)

Net Institutional Shares Transactions	2,068,868	(655,272)

Investor Shares
Issued	2,980,399	4,338,080
Reinvestment of Distributions	1,145,217	251,869
Redeemed	(5,055,105)	(5,496,913)

Net Investor Shares Transactions	(929,489)	(906,964)

Net Increase (Decrease) in Net Assets from Share Transactions	1,139,379	(1,562,236)

Total Increase (Decrease) in Net Assets	(179,345)	5,775,803

Net Assets:
Beginning of Year	47,726,244	41,950,441

End of Year(3)	$47,546,899	$47,726,244

(1)	Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 11).

(2)	For share transactions, see Note 6 in the Notes to Financial Statements.

(3)	Includes accumulated net investment loss of $(420,267), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2018

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year/Period

	Institutional Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$13.05	$11.07	$11.01	$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.21	0.16	0.15	0.14	0.06
Net Realized and Unrealized Gain (Loss)	(0.01)	1.95	0.05	0.07	0.79

Total from Operations	0.20	2.11	0.20	0.21	0.85

Dividends and Distributions from:
Net Investment Income	(0.16)	(0.13)	(0.14)	(0.04)	—
Net Realized Gains	(0.40)	—	—	(0.01)	—

Total Dividends and Distributions .	(0.56)	(0.13)	(0.14)	(0.05)	—

Net Asset Value, End of Year/Period	$12.69	$13.05	$11.07	$11.01	$10.85

Total Return††	1.41%	19.21%	1.81%	1.91%	8.50%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$21,459	$20,010	$17,606	$608	$170
Ratio of Expenses to Average Net Assets	0.70%	0.83%	0.90%	0.90%^	0.90%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.04%	1.13%	1.36%	2.90%	125.38%**
Ratio of Net Investment Income to Average Net Assets	1.63%	1.35%	1.33%	1.27%	1.02%**
Portfolio Turnover Rate***	119%	91%	126%	100%	39%

*	Commenced operations on March 25, 2014.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized.
††

Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(1)	Per share data calculated using average shares method.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2018

FINANCIAL HIGHLIGHTS - concluded

	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year/Period

	Investor Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014*
Net Asset Value, Beginning of Year/Period	$13.00	$11.03	$10.99	$10.85	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.18	0.13	0.15	0.13	0.05
Net Realized and Unrealized Gain (Loss)	(0.01)	1.95	0.03	0.06	0.80

Total from Operations	0.17	2.08	0.18	0.19	0.85

Redemption Fees	—	—	—(2)	—(2)	—

Dividends and Distributions from:
Net Investment Income	(0.13)	(0.11)	(0.14)	(0.04)	—
Net Realized Gains	(0.40)	—	—	(0.01)	—

Total Dividends and Distributions .	(0.53)	(0.11)	(0.14)	(0.05)	—

Net Asset Value, End of Year/ Period	$12.64	$13.00	$11.03	$10.99	$10.85

Total Return††	1.18%	18.99%	1.62%	1.66%	8.50%†

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$26,088	$27,716	$24,345	$22,650	$1,967
Ratio of Expenses to Average Net Assets	0.92%	1.08%	1.04%	0.92%^	1.15%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Advisory Waiver Recapture)	1.26%	1.38%	1.73%	2.19%	33.16%**
Ratio of Net Investment Income to Average Net Assets	1.40%	1.10%	1.35%	1.20%	0.84%**
Portfolio Turnover Rate***	119%	91%	126%	100%	39%

*	Commenced operations on March 25, 2014.
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized.
††

Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Ratio includes previously waived administration fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(1)	Per share data calculated using average shares method.
(2)	Value is less than $0.01 per share.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the NorthPointe Large Cap Value Fund (the “Fund”). The investment objective of the Fund is long-term growth of capital by investing in equity securities from large-cap companies. The Fund is a diversified fund. The financial statements of the remaining funds of the trust are presented separately. The assets of the fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund is registered to offer Institutional Shares and Investor Shares. The NorthPointe Small Cap Value Fund closed on October 26, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2018, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

For the period ended October 31, 2018, there have been no transfers between Level 1 and Level 2 and Level 3 assets and liabilities. During the year ended October 31, 2018, there were no Level 3 securities.

During the period ended October 31, 2018, there have been no significant changes to the Fund’s fair value methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends since inception, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2018, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

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Dividends and Distributions to Shareholders — The Fund will distribute substantially all of its net investment income and make distributions of its net realized capital gain, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. Such fees are retained by the fund for the benefit of the remaining shareholders. For the year ended October 31, 2018, the Fund did not retain any redemption fees.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2018, the Fund paid $125,002, for these services. For the year ended October 31, 2018, the Administrator did not recapture any previously waived fees from the Fund.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

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The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets attributable to Investor Shares. For the year ended October 31, 2018, the Fund incurred shareholder servicing fees of $60,665.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

MUFG Union Bank, N.A. acts as the custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rate based on the average daily net assets of the Fund.

Advisory Fee Rate
NorthPointe Large Cap Value Fund	0.35%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 28, 2019. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 28, 2019.

	Institutional Shares	Investor Shares
NorthPointe Large Cap Value Fund	0.65%**	0.90%**

** Prior to March 1, 2018, the expenses limitation was 0.80% for the Institutional Shares and 1.05% for the Investor Shares.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

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As of October 31, 2018, fees for the Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $188,590, expiring in 2019 and $131,792, expiring in 2020 and $165,132, expiring in 2021.

6. Share Transactions:

NorthPointe Large Cap Value Fund	Year Ended October 31, 2018	Year Ended October 31, 2017
Share Transactions:
Institutional Shares
Issued	338,751	217,280
Reinvested	66,420	17,713
Redeemed	(248,027)	(292,007)

Net Share Transactions	157,144	(57,014)

Investor Shares
Issued	229,243	360,539
Reinvested	86,925	21,219
Redeemed	(385,141)	(455,324)

Net Share Transactions	(68,973)	(73,566)

7. Investment Transactions:

For the year ended October 31, 2018, the Fund made purchases of $57,351,553 and sales $57,765,948 in investment securities other than long-term U.S. Government and short-term securities.*

*There were no purchases or sales of long-term U.S. Government securities for the Fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are

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permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to REIT adjustments have been reclassified to (from) the following accounts:

Distributable Earnings/(Loss)*
	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)
NorthPointe Large Cap Value Fund	$ 9,708	$ (9,708)

* The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/ (Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total Distributable Earnings/(Loss).

These reclassifications had no impact on net assets or net asset value per share.

Permanent book and tax basis differences are primarily attributable to REIT and net operating losses adjustments and have been classified to/(from) the following for the year ended October 31, 2018:

	Ordinary Income	Long-Term Capital Gain	Total
NorthPointe Large Cap Value Fund
2018	$683,046	$1,340,001	$2,023,047
2017	462,481	—	462,481

As of October 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$1,225,453
Undistributed Long-Term Capital Gain	3,316,568
Other Temporary Differences	(1)
Unrealized Appreciation	2,115,921

Total Distributable Earnings	$6,657,941

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to losses on wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate

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gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2018, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
NorthPointe Large Cap Value Fund	$45,383,792	$4,232,085	$(2,116,164)	$2,115,921

9. Concentration of Risks:

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s net asset value and ability to meet its investment objective. A more complete description of risks associated with the Fund is included in the Fund prospectus.

Equity Risk – Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

Foreign Company Risk – Investing in foreign companies, including direct investments and through ADRs, GDRs and EDRs (collectively, “Depositary Receipts”), which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

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Foreign Currency Risk – As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REIT Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. The Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying the Fund’s expenses.

Investment Style Risk – The Fund pursue a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Portfolio Turnover Risk – The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

10. Other:

At October 31, 2018, the percentage of total shares outstanding held by shareholders each owning 10% or greater of the aggregate total shares outstanding for the Fund was as follows. These are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders. 91% of the Fund’s Institutional Shares outstanding were held by an affiliate of the Investment Adviser.

	No. of Shareholders	% Ownership
NorthPointe Large Cap Value Fund, Institutional Shares	2	91%
NorthPointe Large Cap Value Fund, Investor Shares	2	90%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on

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future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income.

12. New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Advisors’ Inner Circle Fund III and Shareholders of NorthPointe Large Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of NorthPointe Large Cap Value Fund (one of the Funds constituting the Advisors’ Inner Circle Fund III, hereafter referred to as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 27, 2018

We have served as the auditor of one or more investment companies in NorthPointe Capital, LLC. since 2014.

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DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

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	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$985.2	0.80%	$4.00
Investor Shares	1,000.00	983.6	0.99	4.95
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.17	0.80%	$4.08
Investor Shares	1,000.00	1,020.21	0.99	5.04

* Unless otherwise indicated, expense are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown)

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (UNAUDITED)

Set forth below are the names, years of birth, positions with the Trust, lengths of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Mr. Doran is a Trustee who may be deemed to be an “interested”

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years
INTERESTED TRUSTEES[3] [4]
William M. Doran (Born: 1940)	Chairman of Board of Trustees (Since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]

Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (Since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.

Thomas P. Lemke (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

Jay C. Nadel (Born: 1958)	Trustee (Since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
4	Trustees oversee 23 funds in The Advisors’ Inner Circle Fund III.

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person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional In-formation (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-454-0738. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

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Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]

Randall S. Yanker (Born: 1960)	Trustee (Since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS

Michael Beattie (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1962)	Vice President and Assistant Secretary (Since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 23 funds in The Advisors’ Inner Circle Fund III.

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Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

None.

None.

None.

None.

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Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years
OFFICERS (continued)
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.

Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.

Bridget E. Sudall (Born: 1980)	Privacy Officer (Since 2015) Anti-Money Laundering Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE CAP
VALUE FUND
OCTOBER 31, 2018

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the year ended October 31, 2018, the Fund is designating the following items with regard to distributions paid during the year:

	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
NorthPointe Large Cap Value Fund	66.24%	33.76%	100.00%	95.43%	95.14%	0.00%	0.00%	100.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions).

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV.

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

101 West Big Beaver Road, Suite 745

Troy, Michigan 48084

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

NPC-AR-001-0500

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$378,215	None	None	$335,100	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$60,000(2)	None	None	$270,028
(d)	All Other Fees	None	None	$10,000	None	None	$14,003

(2)	Tax return preparation fees for affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$82,560	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$63,500	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1) Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $70,000 and $284,031 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.